Summary Prospectus
Touchstone Ohio Tax-Free Bond Fund	October 30, 2020

Class A Ticker: TOHAX Class C Ticker: TOHCX
Class Y Ticker: TOHYX Institutional Class: TOHIX

Before you invest, you may want to review the Fund’s prospectus, which contains information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated October 30, 2020, as amended from time to time, are incorporated by reference into this summary prospectus. For free paper or electronic copies of the Fund’s prospectus and other information about the Fund, go to TouchstoneInvestments.com/Resources, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Touchstone Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Touchstone Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on the Touchstone Funds’ website (TouchstoneInvestments.com/Resources), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Touchstone Funds, visit TouchstoneInvestments.com/Resources/Edelivery or call Touchstone Funds toll-free at 1.800.543.0407. Your election to receive shareholder reports in paper will apply to all Touchstone Funds that you hold through your financial intermediary or directly with Touchstone.

TOUCHSTONE OHIO TAX-FREE BOND FUND SUMMARY

The Fund’s Investment Goal

The Touchstone Ohio Tax-Free Bond Fund (the “Fund”) seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 69 and 73, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Touchstone Ohio Tax-Free Bond Fund

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption *	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.43%	0.82%	0.81%	0.41%
Total Annual Fund Operating Expenses	1.18%	2.32%	1.31%	0.91%
Fee Waiver and/or Expense Reimbursement(1)	(0.33)%	(0.72)%	(0.71)%	(0.36)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.85%	1.60%	0.60%	0.55%
______________________________________
*The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.
(1)Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.85%, 1.60%, 0.60% and 0.55% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through October 29, 2021, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Touchstone Ohio Tax-Free Bond Fund

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$285	$263	$61	$56	$163
3 Years	$535	$655	$345	$254	$655
5 Years	$805	$1,175	$650	$469	$1,175
10 Years	$1,574	$2,600	$1,517	$1,086	$2,600

Portfolio Turnover.  The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in high-quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds, private activity bonds, and industrial development bonds. High-quality, long-term Ohio municipal obligations are, for purposes of this Fund, considered to be obligations rated within the three highest rating categories, with remaining maturities of three years or more. The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors.

The Fund may also purchase Ohio municipal obligations and other securities rated within the four highest rating categories. The Fund may purchase unrated obligations that Fort Washington Investment Advisors, Inc., the Fund's sub-advisor (“Fort Washington” ), determines to be of comparable quality. If a security’s rating is reduced below the four highest rating categories, the security will be sold in a timely manner. A security may also be sold due to changes in market conditions or the sub-advisor's outlook.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund’s shareholders.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

Touchstone Ohio Tax-Free Bond Fund
•Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.

•Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

Municipal Securities Risk:  The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of bankruptcy. In addition, a downturn in the national economy may negatively impact the economic performance of issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund’s portfolio securities.

In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.

State Risk: Political and economic conditions in the State of Ohio may impact the value of Ohio municipal obligations. The Fund may lose value due to decreased economic growth, increased unemployment and decreased tax revenue in the State of Ohio.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Touchstone Ohio Tax-Free Bond Fund

The Fund’s Performance

On December 16, 2016, the Touchstone Ohio Tax-Free Bond Fund, a series of Touchstone Tax-Free Trust (the "Predecessor Fund"), was reorganized into the Fund. As a result of the reorganization, the performance and accounting history of the Predecessor Fund were assumed by the Fund.  Financial and performance information prior to December 16, 2016 is that of the Predecessor Fund.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg Barclays Municipal Bond Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Ohio Tax-Free Bond Fund — Class A Shares Total Return as of December 31

15.00%
10.00%
5.00%
0.00%
-5.00%
1.06%
8.61%
7.44%
(2.29)%
8.25%
2.57%
0.18%
4.01%
0.63%
6.30%
2010
2011
2012
2013
2014
2015
2016
2017
2018
2019

Best Quarter: Q1 2014 3.25%	Worst Quarter: Q4 2010 (3.88)%
The return of the Fund’s Class A shares for the nine months ended September 30, 2020 was 3.41%.

After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of fund shares.

The inception dates of Class Y shares and Institutional Class shares was August 30, 2016. Class Y and Institutional Class shares’ performance was calculated using the historical performance of Class A shares for

Touchstone Ohio Tax-Free Bond Fund
the periods prior to August 30, 2016. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class Y and Institutional Class shares.

Average Annual Total Returns
For the Periods Ended December 31, 2019

	1 Year	5 Years	10 Years
Touchstone Ohio Tax-Free Bond Fund - Class A
Return Before Taxes	4.17%	1.72%	3.11%
Return After Taxes on Distributions	4.16%	1.70%	3.07%
Return After Taxes on Distributions and Sale of Fund Shares	3.58%	1.97%	3.13%
Touchstone Ohio Tax-Free Bond Fund - Class C
Return Before Taxes	4.50%	1.94%	2.84%
Touchstone Ohio Tax-Free Bond Fund - Class Y
Return Before Taxes	6.55%	2.90%	3.70%
Touchstone Ohio Tax-Free Bond Fund - Institutional Class
Return Before Taxes	6.51%	2.92%	3.71%
Bloomberg Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	7.54%	3.53%	4.34%

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc. serves as the Fund’s investment advisor.

Sub-Advisor	Portfolio Managers	Investment Experience with the Fund and Predecessor Fund	Primary Title with Sub-Advisor
Fort Washington Investment Advisors, Inc.	John J. Goetz, CFA	Since inception in December 2016; managed the Predecessor Fund from 1986 to 2016	Vice President and Senior Portfolio Manager
	Richard A. Ellensohn	Since inception in December 2016; co-managed the Predecessor Fund from 2007 to 2016	Portfolio Manager

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50

	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

Touchstone Ohio Tax-Free Bond Fund
Fund shares may be purchased and sold on days that the New York Stock Exchange is open for trading. Existing Class A, Class C and Institutional Class shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon, or through their financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRAs and qualified retirement plans cannot be sold via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares, see the "Investing with Touchstone" section of the Fund’s prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make interest income distributions that are exempt from regular federal and Ohio state income tax. However, all or a portion of these distributions may be subject to the federal alternative minimum tax. In addition, a portion of the Fund's distributions may be subject to regular federal and Ohio state income tax.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

TSF-54BB-TST-TOHAX-2010

Touchstone Ohio Tax-Free Bond Fund

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